Investments in Associates and Joint Arrangements - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
China Mobile Innovative Business Fund (Shenzhen) Partnership (Limited Partnership) [Member]
Disclosure of associates [line items]
Amount contributed to joint venture	¥ 1,256	¥ 1,256
Remaining commitment to joint venture	244	244
Contingent liabilities relating to interest in the joint ventures	0	0
SPD Bank [member]
Disclosure of associates [line items]
Fair value of investment	¥ 45,507	¥ 51,642
Percentage of fair value of investment below its carrying amount	57.90%	49.40%
Impairment on investment	¥ 0
True Corporation Public Company Limited ("True Corporation") [member]
Disclosure of associates [line items]
Fair value of investment	5,489	¥ 4,502
Percentage of fair value of investment below its carrying amount		13.30%
Impairment on investment		¥ 0
China Tower Corporation Limited (China Tower) [member]
Disclosure of associates [line items]
Fair value of investment	¥ 34,560	¥ 47,159
Percentage of fair value of investment below its carrying amount	32.60%	5.30%